Exhibit 1

KPMG LP
Suite 900
8350 Broad Street
McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Deutsche Bank AG, New York Branch (the “Company”)

Deutsche Mortgage & Asset Receiving Corporation

Deutsche Bank Securities, Inc.

(together, the Specified Parties)

Re: COMM 2019-WCM Mortgage Trust – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on specific attributes identified by the Company contained in an electronic data file entitled “COMM 2019-WCM Accounting Tape.xlsx” provided to us on October 8, 2019 (the “Data File”) containing information pertaining to the mortgage loan (“Mortgage Loan”) and the related mortgaged property (“Mortgaged Property”) which we were informed are to be included as collateral related to COMM 2019-WCM Mortgage Trust. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.
•	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the materiality threshold.
•	The term “materiality threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform procedures and listed in Attachment A.
•	The term “Loan File” means the copies of source documents made available by the Company and listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in the attribute column Attachment B.
•	The term “Calculation Methodology” means the calculation methodology for the Recomputed Attributes provided by the Company listed in the “Calculation Methodology” column of Attachment B. .
•	The term “Instructions” means the instructions provided by the Company pertaining to a specific attribute, methodology, or value and described in Attachment C.

We were instructed by the Company to perform the following procedures on the Mortgage Loan and the related Mortgaged Property in the Data File.

KPMG LLP is a Delaware limited liability, partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan File (subject to the Instructions). Where more than one document was indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.
B.	Using (i) certain information in the Data File, and (ii) the Calculation Methodology, we recomputed the Recomputed Attributes in the Data File and compared the results of our recomputations to the corresponding information contained in the Data File.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specific attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, instructions, assumptions, and information provided to us by the Company, without verification or evaluation of such methodologies, instructions, assumptions, and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions, assumptions, or information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and Mortgaged Property, (iii) the reliability or accuracy of the documents furnished to us by the Company which were used in our procedures, (iv) the adequacy of the disclosures in the Data File, or as to whether any of the statements expressed therein omit any material facts, or (v) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loan being securitized, (iii) the compliance of the originators of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia

October 8, 2019

2

COMPARED ATTRIBUTES

Attribute	Source Document(s)
ID	Provided by the Company
Loan Flag	Provided by the Company
Prop Flag	Provided by the Company
Loan Name	Provided by the Company
Property Name	Provided by the Company
Address	Appraisal/Engineering Report
City	Appraisal/Engineering Report
State	Appraisal/Engineering Report
Zip Code	Appraisal/Engineering Report
Year Built	Appraisal/Engineering Report
Latest Renovation	Appraisal/Engineering Report/Historical Capital Expenditure Schedule
Aggregate "As-is" Appr. Value	Appraisal
"As-is" Value Date	Appraisal
Appraisal Firm	Appraisal
FIRREA	Appraisal
Date of Seismic Report	Seismic Report
Seismic Firm	Seismic Report
Located in Seismic Zone (Yes/No)	Seismic Report
PML (%)	Seismic Report
Date of Engineering Report	Engineering Report
Engineering Firm	Engineering Report
Date of Phase I Report	Environmental Report
Environmental Firm	Environmental Report
Material Recognized Environmental Concern (Y/N)	Environmental Report
Phase II Recommended (Yes/No)	Environmental Report
A-1

ATTACHMENT A

Attribute	Source Document(s)
Date of Phase II Report	Phase II Environmental Report
Market	Appraisal
Submarket	Appraisal
Primary Unit of Measure	Underwritten Rent Roll
Units	Underwritten Rent Roll
Occupancy	Underwritten Rent Roll
Occupancy Date	Loan Agreement/Underwritten Rent Roll
Single Tenant	Underwritten Rent Roll
Cut-off Date	Provided by the Company
1st Mortgage Original Balance	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Mezzanine A Original Balance	Mezzanine Loan Agreement/Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Mezzanine B Original Balance	Mezzanine Loan Agreement/Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Total Debt Current Balance	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
1st Mortgage Current Balance	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Mezzanine A Current Balance	Mezzanine Loan Agreement/Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Mezzanine B Current Balance	Mezzanine Loan Agreement/Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Total Debt Balloon Balance	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
1st Mortgage Balloon Balance	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Mezzanine A Balloon Balance	Mezzanine Loan Agreement/Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Mezzanine B Balloon Balance	Mezzanine Loan Agreement/Loan Agreement/Promissory Note/Mortgage/Deed of Trust
LIBOR Assumption	Provided by the Company
LIBOR Setting	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
LIBOR Reset Frequency	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
LIBOR Rounding	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
A-2

ATTACHMENT A

Attribute	Source Document(s)
1st Mortgage LIBOR Floor	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Mezzanine A Floor	Mezzanine Loan Agreement/Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Mezzanine B Floor	Mezzanine Loan Agreement/Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Effective LIBOR 1st Mortgage	Provided by the Company
Effective LIBOR Mezzanine	Provided by the Company
Total Debt Margin	Mezzanine Loan Agreement/Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Mezzanine A Margin	Mezzanine Loan Agreement/Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Mezzanine B Margin	Mezzanine Loan Agreement/Loan Agreement/Promissory Note/Mortgage/Deed of Trust
1st Mortgage Margin	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
LIBOR Cap	Interest Rate Cap Agreement
LIBOR Cap Expiration	Interest Rate Cap Agreement
LIBOR Cap Provider	Interest Rate Cap Agreement
LIBOR Cap Guarantor Ratings (S/M/F)	Bloomberg Screenshot
Note Date	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Borr. Legal Name	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Recourse Carve Out Guarantees (Yes/No)	Guaranty of Recourse Obligations
Recourse Guarantee Warm Body (Yes/No)	Guaranty of Recourse Obligations
Recourse Guarantor Name	Guaranty of Recourse Obligations
Loan Purpose	Settlement Statement
Payment Day	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Interest Accrual Begin	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Interest Accrual End	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Rate Type	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Loan Type	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
A-3

ATTACHMENT A

Attribute	Source Document(s)
1st Amortization Date	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Mezz Amort	Mezzanine Loan Agreement/Loan Agreement/Promissory Note/Mortgage/Deed of Trust
IO Period	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
1st. IO Date	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
First Pmt Date	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Maturity Date	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Exit Fee	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Extension Option	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Spread Step	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Fully Extended Maturity	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Aggregate Extension Options	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Prepay Description	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Partial Prepay Permitted (Provisions)	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Lockout Period	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Penalty Period	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Open Period	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Lockout Exp Date	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Prepay Penalty Start Date	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Prepay Penalty End Date	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Grace Days Default	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Grace Days Late Fee	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Default Rate	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Late Fee	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
SPE	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Non Consol	Opinion of Counsel
Ind. Director	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
A-4

ATTACHMENT A

Attribute	Source Document(s)
Partial Release Permitted	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Partial Release Description	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Lien Position	Proforma Title Policy/Title Policy/Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Fee Simple / Leasehold	Proforma Title Policy/Title Policy/Escrow Instruction Letter
Ground Lease	Proforma Title Policy/Title Policy/Ground Lease
Fully Extended Ground Lease Exp.	Proforma Title Policy/Title Policy/Ground Lease
LockBox Type	Cash Management Agreement/Lockbox Agreement/Loan Agreement/Promissory Note
Cash Management	Cash Management Agreement/Lockbox Agreement/Loan Agreement/Promissory Note
Excess Cash Trap Trigger	Loan Agreement/Promissory Note/Cash Management Agreement/Lockbox Agreement
Initial Tax Reserve	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Initial Insurance Reserve	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Initial Replacement Reserve	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Initial TI/LC Reserve	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Initial Deferred Maintenance Reserve	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Initial Environmental Reserve	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Initial Debt Service Reserve	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Initial Other Reserve	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Initial Other Reserve Description	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Ongoing Tax Escrow	Loan Agreement/Closing Statement/ Reserve Agreement/Mortgage
A-5

ATTACHMENT A

Attribute	Source Document(s)
Ongoing Insurance Escrow	Loan Agreement/Closing Statement/ Reserve Agreement/Mortgage
Ongoing Required Replacement Reserves	Loan Agreement/Closing Statement/ Reserve Agreement/Mortgage
Ongoing Required TI/LC	Loan Agreement/Closing Statement/ Reserve Agreement/Mortgage
Ongoing Other Reserve	Loan Agreement/Closing Statement/ Reserve Agreement/Mortgage
Ongoing Other Reserve Description	Loan Agreement/Closing Statement/ Reserve Agreement/Mortgage
UW EGI	Underwritten Cash Flow
UW Expenses	Underwritten Cash Flow
UW Replacement Reserves	Underwritten Cash Flow
UW TILC	Underwritten Cash Flow
Most Recent Financial Statement Date	Underwritten Cash Flow
Most Recent NCF	Underwritten Cash Flow
2nd Most Recent Financial Statement Date	Underwritten Cash Flow
2nd Most Recent NCF	Underwritten Cash Flow
3rd Most Recent Financial Statement Date	Underwritten Cash Flow
3rd Most Recent NCF	Underwritten Cash Flow
Master & Primary Fee Rate	Provided by the Company
Cert Admin / Trustee Fee Rate	Provided by the Company
Operating Advisor Fee	Provided by the Company
EU RR Reporting Admin Fee	Provided by the Company
CREFC Fee	Provided by the Company
Admin Fee Rate	Provided by the Company
Directs Investment (Borrower or Lender)	Loan Agreement/Cash Management Agreement
RE Tax	Loan Agreement
Insurance	Loan Agreement
A-6

ATTACHMENT A

Attribute	Source Document(s)
Replacement Reserves	Loan Agreement
TI/LC	Loan Agreement
Immediate Repairs	Loan Agreement
Other Escrows	Loan Agreement

A-7

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Appraised Value / Unit	Aggregate "As-is" Appr. Value divided by Units
Total Debt Original Balance	Sum of 1st Mortgage Original Balance, Mezzanine A Original Balance, and Mezzanine B Original Balance
Total Debt Current Balance	Sum of 1st Mortgage Current Balance, Mezzanine A Current Balance, and Mezzanine B Current Balance
1st Mortgage Current Balance	Equal to the 1st Mortgage Original Balance
Mezzanine A Current Balance	Equal to the Mezzanine A Original Balance
Mezzanine B Current Balance	Equal to the Mezzanine B Original Balance
Total Debt Balloon Balance	Sum of 1st Mortgage Balloon Balance, Mezzanine A Balloon Balance, and Mezzanine B Balloon Balance
1st Mortgage Balloon Balance	Equal to the 1st Mortgage Original Balance
Mezzanine A Balloon Balance	Equal to the Mezzanine A Original Balance
Mezzanine B Balloon Balance	Equal to the Mezzanine B Original Balance
1st Mortgage Current Balance / Unit	1st Mortgage Current Balance divided by Units
Mezzanine A Current Balance / Unit	Sum of 1st Mortgage Current Balance and Mezzanine A Current Balance divided by Units
Mezzanine B Current Balance / Unit	Sum of 1st Mortgage Current, Mezzanine A Current Balance, and Mezzanine B Current Balance divided by Units
Total Debt Current Balance / Unit	Total Debt Current Balance divided by Units
1st Mortgage "As Is" Current LTV	1st Mortgage Current Balance divided by the Aggregate "As-is" Appr. Value
Total Debt "As Is" Current LTV	Total Debt Current Balance divided by the Aggregate "As-is" Appr. Value
1st Mortgage "As Is" Maturity LTV	1st Mortgage Balloon Balance divided by the Aggregate "As-is" Appr. Value
Total Debt "As Is" Maturity LTV	Total Debt Balloon Balance divided by the Aggregate "As-is" Appr. Value
Total Debt Coupon	LIBOR Assumption plus Total Debt Margin
1st Mortgage Coupon	Effective LIBOR 1st Mortgage plus 1st Mortgage Margin
Mezzanine A Coupon	Effective LIBOR Mezzanine plus Mezzanine A Margin
B-1

ATTACHMENT B

Attribute	Calculation Methodology
Mezzanine B Coupon	Effective LIBOR Mezzanine plus Mezzanine B Margin
1st Mortgage Debt Service at LIBOR	1st Mortgage Original Balance multiplied by 365/360 multiplied by 1st Mortgage Coupon
Mezzanine A Debt Service at LIBOR	Mezzanine A Original Balance multiplied by 365/360 multiplied by Mezzanine A Coupon
Mezzanine B Debt Service at LIBOR	Mezzanine B Original Balance multiplied by 365/360 multiplied by Mezzanine B Coupon
Total Debt, Debt Service at LIBOR	Sum of 1st Mortgage Debt Service at LIBOR, Mezzanine A Debt Service at LIBOR, and Mezzanine B Debt Service at LIBOR
Total Debt Cap Coupon	If Total Debt Coupon is greater than 0, equal to LIBOR Cap plus Total Debt Margin; otherwise equal to 0
1st Mortgage Cap Coupon	If 1st Mortgage Coupon is greater than 0, equal to LIBOR Cap plus 1st Mortgage Margin; otherwise equal to 0
Mezzanine A Cap Coupon	If Mezzanine A Coupon is greater than 0, equal to LIBOR Cap plus Mezzanine Margin; otherwise equal to 0
Mezzanine B Cap Coupon	If Mezzanine B Coupon is greater than 0, equal to LIBOR Cap plus Mezzanine Margin; otherwise equal to 0
1st Mortgage Debt Service at Cap	1st Mortgage Original Balance multiplied by 365/360 multiplied by 1st Mortgage Cap Coupon
Total Debt, Debt Service at Cap	1st Mortgage Debt Service at Cap plus Mezzanine Debt Service at Cap
Mezzanine A Debt Service at Cap	Mezzanine A Original Balance multiplied by 365/360 multiplied by Mezzanine Cap Coupon
Mezzanine B Debt Service at Cap	Mezzanine B Original Balance multiplied by 365/360 multiplied by Mezzanine Cap Coupon
Original Term	Number of payments between and including the First Pmt Date and the Maturity Date.
Seasoning	Number of payments between and including the First Pmt Date and the Cut-off Date.
Remaining Term	Original Term minus Seasoning
Original Term Extended	Number of payments between and including the First Pmt Date and the Fully Extended Maturity
Remaining Term Extended	Original Term Extended minus Seasoning
B-2

ATTACHMENT B

Attribute	Calculation Methodology
UW NOI	UW EGI minus UW Expenses
UW NCF	UW NOI minus UW Replacement Reserves and UW TILC
Total Debt UW NCF DSCR at LIBOR	UW NCF divided by Total Debt, Debt Service at LIBOR
Total Debt UW NOI DSCR at LIBOR	UW NOI divided by Total Debt, Debt Service at LIBOR
Total Debt UW NCF DSCR at Cap	UW NCF divided by Total Debt, Debt Service at Cap
Total Debt UW NOI DSCR at Cap	UW NOI divided by Total Debt, Debt Service at Cap
1st Mortgage UW NCF DSCR at LIBOR	UW NCF divided by 1st Mortgage Debt Service at LIBOR
1st Mortgage UW NOI DSCR at LIBOR	UW NOI divided by 1st Mortgage Debt Service at LIBOR
1st Mortgage UW NCF DSCR at Cap	UW NCF divided by 1st Mortgage Debt Service at Cap
1st Mortgage UW NOI DSCR at Cap	UW NOI divided by 1st Mortgage Debt Service at Cap
Total Debt UW NOI Debt Yield	UW NOI divided by Total Debt Current Balance
Total Debt UW NCF Debt Yield	UW NCF divided by Total Debt Current Balance
1st Mortgage UW NOI Debt Yield	UW NOI divided by 1st Mortgage Current Balance
1st Mortgage UW NCF Debt Yield	UW NCF divided by 1st Mortgage Current Balance
B-3

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by the Company”, we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

C-1